INTANGIBLE ASSETS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 16,644
Amortization charge for the year	(854)		¥ (1,020)	¥ (1,306)
Balance at end of year	15,070	$ 2,316	16,644
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	22,095		20,980
Additions	206		197
Disposal	(1,915)		(387)
Exchange differences	(1,123)		1,305
Balance at end of year	19,263		22,095	20,980
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(5,451)		(4,557)
Amortization charge for the year	(854)		(1,020)
Disposal	1,915		386
Exchange differences	197		(260)
Balance at end of year	(4,193)		(5,451)	(4,557)
Gas processing rights under NWS Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	544
Balance at end of year	467		544
Gas processing rights under NWS Project [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,273		1,191
Additions	0		0
Disposal	0		0
Exchange differences	(74)		82
Balance at end of year	1,199		1,273	1,191
Gas processing rights under NWS Project [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(729)		(621)
Amortization charge for the year	(46)		(51)
Disposal	0		0
Exchange differences	43		(57)
Balance at end of year	(732)		(729)	(621)
Drilling rig contracts and seismic data usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	341
Balance at end of year	¥ 0		341
Drilling rig contracts and seismic data usage rights [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P5Y	P5Y
Drilling rig contracts and seismic data usage rights [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P3Y	P3Y
Drilling rig contracts and seismic data usage rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 1,705		1,596
Additions	0		0
Disposal	(1,662)		0
Exchange differences	(43)		109
Balance at end of year	0		1,705	1,596
Drilling rig contracts and seismic data usage rights [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(1,364)		(958)
Amortization charge for the year	(332)		(326)
Disposal	1,662		0
Exchange differences	34		(80)
Balance at end of year	0		(1,364)	(958)
Marketing transportation and storage contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	319
Balance at end of year	¥ 245		319
Marketing transportation and storage contracts [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P20Y	P20Y
Marketing transportation and storage contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 1,631		1,527
Additions	0		0
Disposal	(54)		0
Exchange differences	(93)		104
Balance at end of year	1,484		1,631	1,527
Marketing transportation and storage contracts [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(1,312)		(1,096)
Amortization charge for the year	(57)		(135)
Disposal	54		0
Exchange differences	76		(81)
Balance at end of year	(1,239)		(1,312)	(1,096)
Software and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	692
Balance at end of year	¥ 466		692
Software and others [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P5Y	P5Y
Software and others [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P3Y	P3Y
Software and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 2,738		2,861
Additions	206		197
Disposal	(199)		(387)
Exchange differences	(57)		67
Balance at end of year	2,688		2,738	2,861
Software and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(2,046)		(1,882)
Amortization charge for the year	(419)		(508)
Disposal	199		386
Exchange differences	44		(42)
Balance at end of year	(2,222)		(2,046)	(1,882)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	14,748
Balance at end of year	13,892		14,748
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	14,748		13,805
Additions	0		0
Disposal	0		0
Exchange differences	(856)		943
Balance at end of year	13,892		14,748	13,805
Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	0		0
Amortization charge for the year	0		0
Disposal	0		0
Exchange differences	0		0
Balance at end of year	¥ 0		¥ 0	¥ 0